Significant dispositions	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Significant dispositions
Note 11 Significant dispositions

Wealth Management
On October 30, 2019, we completed the sale of our private debt Global Asset Management business in the United Kingdom to Dyal Capital Partners. As a result of the transaction, we recorded a pre-tax gain of $142 million in Non-interest income – Other ($134 million after-tax). The assets, liabilities and equity that were included in the disposal group are not significant.